Average Annual Total Returns (Vanguard Utilities Index Fund ETF)	Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Utilities Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Utilities 25 50 Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Utilities 25 50 Vanguard Utilities Index Fund Vanguard Utilities Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.93%	13.90%	9.26%	14.87%	15.13%	15.13%	15.13%
Five Years	10.68%	9.96%	8.61%	10.66%	10.88%	none	10.88%
Since Inception	9.03%	8.44%	7.51%	9.03%	9.24%		9.24%